Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2020
Entity Registrant Name	dei_EntityRegistrantName	World Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2020
Prospectus Date	rr_ProspectusDate	Jul. 29, 2020
Rule One Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rule One Fund (the “Fund”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/21
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Since the Fund’s June 3, 2019 inception through the most recent fiscal period ended March 31, 2020, the Fund’s portfolio turnover rate was 61.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.35%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser attempts, under normal circumstances, to achieve the Fund’s investment objective by investing in a concentrated portfolio (i.e., a portfolio consisting of a relatively small number of holdings) of equity securities and options on equity securities. The Fund’s investments in equity securities (“Equity Securities”) include common stocks, preferred stocks, exchange-traded funds (“ETFs”) that focus their investments in Equity Securities, depositary receipts evidencing ownership of common stocks, and securities convertible into common stocks. The Fund may invest in foreign Equity Securities (including equity securities from emerging markets). The Fund’s Equity Securities, both domestic and foreign, may include companies of any market capitalization. The Fund intends to use ETFs to equitize cash (i.e., obtain exposure to the equity markets and maintain liquidity while the Adviser seeks out long-term value investments for the Fund), gain exposure to certain market indexes and sectors, or for other investment purposes, such as index credit spreads (i.e., the investment process of buying and selling options on ETFs that track the market (i.e., S&P 500 Index) in order to hedge against overall market risk) or to marry a short index position against a long equity position (i.e., short an ETF that is representative of the Fund’s long portfolio in order to reduce the risk of the Fund’s long portfolio). The Adviser may write puts, covered calls and utilize other structured products to gain exposure to security positions at more advantageous prices than offered by the equity markets alone, as well as to generate income or hedge against market and security risks. A covered call is an options strategy where the Fund owns a long position in an asset and writes (sells) call options on that same asset to generate an income stream. The Fund may also invest up to 15% of its net assets in private companies.

The Adviser uses fundamental analysis to establish a reasonable value (i.e., intrinsic value) for securities of companies that appear to be temporarily undervalued by the market but have a favorable outlook for long-term growth. The Adviser focuses on the underlying financial condition and growth prospects of individual companies, including future earnings, free cash flow, and dividends. The Fund may also invest in companies that have experienced an event that has caused the security price to decline well below the Adviser’s intrinsic value for such company. In these situations, the Adviser expects the securities of a company to appreciate over time due to company-specific developments rather than general business conditions or market events. The Adviser may remove a security from the Fund when its investment analysis indicates that the security is priced near or above its intrinsic value or better investment opportunities are available.

The Fund’s investments in Equity Securities will typically include a structured product overlay component. The overlay component will use options to obtain or substitute for Equity Securities’ exposures that the Adviser is seeking to establish for the Fund. This structured overlay component is typically executed by utilizing short cash secured put options as a means to purchase Equity Securities for the Fund while equity-secured covered calls are used by the Fund when selling Fund holdings. The overlay component is designed to manage risk while the Adviser is building its position in an Equity Security or exiting a position in an Equity Security. The Adviser believes the overlay component will reduce volatility in the Fund without significantly hindering performance. In implementing its option premium collection strategy, the Fund will sell (write) a put option (this creates a short position) that is covered by cash or a liquid security. The Fund will sell such puts when the Adviser believes the price of the security is below its intrinsic value. This strategy is designed to generate and collect option premium and provide the potential to purchase the underlying security. Similarly, the Fund will sell (write) a call on one of its existing positions in order to sell an existing position or generate additional income. The Adviser’s risk/reward analysis for option position entry, closing, and risk management adjustments will consider such factors as: option implied volatility (a measure of expected future volatility that is implied by options prices), option premiums, option delta (the sensitivity of an option’s price to a change in the price of the underlying security), option duration, security valuations, and perceived market risks. The option premium collection strategy may result in the generation of positive returns for the Fund; however, it is possible the Fund could lose its entire investment in this strategy. In addition, the Fund may experience price volatility that exceeds premiums received during any given year.

The Fund’s use of various options strategies may result in “leveraging” the portfolio or increasing stock market exposure. This can occur when the Fund buys call options on individual stocks or market indices. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 200% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 200% of the value of the Fund’s net assets at the time of investment.

The Fund’s use of various options strategies will require it to comply with any collateral requirements set by its prime brokers. To comply with these requirements, the Fund will maintain a segregated account with its custodian that will hold cash or high-grade securities to collateralize its options (derivative) positions as required by current Securities and Exchange Commission (“SEC”) rules or staff interpretations. As a result, the Fund will typically maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high-quality commercial paper, and money market funds) for collateral needs. The Fund will modify its asset segregation policies as necessary to ensure compliance with any changes in the positions taken by the SEC or its staff.

The Fund’s portfolio, in particular the options component, will be actively managed by the Adviser and may be rebalanced on a frequent basis. The Adviser sets pre-determined thresholds for portfolio weightings and will actively manage the Fund’s portfolio to stay within those thresholds. The Fund’s portfolio weightings are determined based on such factors as the Adviser’s expectations for the performance of particular portfolio holdings, the Fund’s investment time horizon, and current market conditions.

The Fund will be managed as a non-diversified fund and its portfolio will consist of a relatively small number of holdings – generally between 5 and 20 holdings, which includes issuers underlying the Fund’s investments in options contracts. The Fund may invest in, and may shift among, asset classes and market sectors. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular business sector may be affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to focus its investments in that sector. In addition, the Fund’s investments may represent a small number of sectors.

Although the Fund normally holds a concentrated portfolio of Equity Securities and/or options on Equity Securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, such as when the Adviser believes that appropriate investment opportunities are not available, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through its investments in Equity Securities and options contracts. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Cash and Cash Equivalents Risk.  To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in overall market appreciation. See Credit Risk and Interest Rate Risk disclosures below.

Convertible Securities Risk. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable).

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Derivatives Risk. The Fund may gain exposure to Equity Securities directly through investment in derivatives instruments, such as short put and covered call options and other structured products. The Fund’s exposure to derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Emerging Markets Risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Exchange-Traded Funds Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Equity Risk. The Fund is subject to the risk that stock and other equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the price of the Fund’s Equity Securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Focused Portfolio and Non-Diversification Risks. The Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund will be subject to greater risk of loss if any of those securities decrease in value or becomes impaired. To the extent that the Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Foreign Investment Risk. Since the Fund’s investments may include foreign Equity Securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. Securities of foreign companies (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities.

Hedging Risk. The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the instruments being hedged. The use of hedging strategies will not eliminate all risks associated with the Fund’s portfolio. Hedging strategies can entail significant transactional costs for the Fund.

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Leveraging Risk. Certain transactions the Fund may undertake may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Limited History of Operations Risk. The Fund is a new fund with a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of Equity Securities or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Private Company/Placement Investment Risk. Any investments in the stocks of privately held companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the Fund are generally considered to be illiquid and are difficult to value since there are no market prices and less overall financial information available.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Transaction Cost Risk. Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of trading in options, the Fund may incur higher brokerage and transactional charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

“Value” Investing Risk.  “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund will be subject to greater risk of loss if any of those securities decrease in value or becomes impaired. To the extent that the Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Updated performance information will be available by calling toll-free 1-833-RULEONE.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-RULEONE
Rule One Fund | Rule One Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RULRX
(fees paid directly from your investment)	rr_ShareholderFeesColumnName	None
Management Fee	rr_ManagementFeesOverAssets	1.70%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 211
3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,619

[1]	Other expenses have been restated to exclude interest expense not expected to occur during the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Rule One Partners, LLC (the “Adviser”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to July 31, 2021. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.